OTHER LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total outstanding principal amounts of loans [Member]
Repayment schedule (carrying amount):
2019
2020
2021	22,526	22,248
2022	22,526	22,248
2023	22,526
2023 and on		55,622
2024 and on	33,787
Total	$ 101,365	$ 100,118
JPY [Member]
Debt Instrument [Line Items]
Interest rate	1.95	1.95
Repayment schedule (carrying amount):
2019
2020
2021	22,526	22,248
2022	22,526	22,248
2023	22,526
2023 and on		55,622
2024 and on	33,787
Total	$ 101,365	$ 100,118